Intangible assets and goodwill	12 Months Ended
Dec. 31, 2017
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Intangible assets and goodwill
12.	Intangible assets and goodwill

Intangible assets	Balance at January 1, 2016	Additions	Balance at December 31, 2016	Additions	Balance at December 31, 2017
Health Canada Licenses:
OGBC	$1,611	$—	$1,611	$—	$1,611
Peace Naturals (Note 6)	—	9,596	9,596	—	9,596

	$1,611	$9,596	$11,207	$—	$11,207

Goodwill	Balance at January 1, 2016	Additions	Balance at December 31, 2016	Additions	Balance at December 31, 2017
OGBC	$392	$—	$392	$—	$392
Peace Naturals (Note 6)	—	1,400	1,400	—	1,400

	$392	$1,400	$1,792	$—	$1,792

For purposes of impairment testing, intangible assets with an indefinite life and goodwill were allocated to the smallest identifiable group of assets that generate cash flows independently (a cash-generating unit or “CGU”). The Health Canada licenses issued to OGBC and Peace Naturals enable the entities to produce and sell dry cannabis and cannabis oils pursuant to the ACMPR, enabling the generation of cash flows through the ultimate sale thereof. In order for these licenses to generate such cash flows, the entities need to have the following resources including, but not limited to, the appropriate production facilities, skilled labour, and materials. As such, the Company has assessed that the smallest aggregation of assets that generate independent cash flows would be all of the assets and liabilities of each individual entity for their corresponding license.

The recoverable amounts of the CGUs were determined based on a value-in-use calculation, determined using a five-year cash flow projection. The cash flows were estimated using forecasted earnings before interest, taxes, depreciation, and amortization less capital expenditures. The key assumptions used in the estimation of the recoverable amounts were as follows:

	OGBC	Peace Naturals
Weighted average cost of capital (after-tax)	37.0%	36.0%
Average growth rate*	490.0%	140.0%

*	The average growth rate is determined by summing the expected year-over-year growth rate (in EBITDA) then dividing by five years.

These assumptions are based on the Company’s historical results, the preliminary results of the first quarter of the following fiscal year, and management’s expectations of the cash flows based on budgeted results, taking into account estimated sales volume and price changes. The impairment test performed resulted in no impairment of licenses or goodwill at December 31, 2017 and 2016.

Management has not identified a reasonably possible change in these key assumptions that could cause the carrying amount of either CGU to exceed its recoverable amount.